JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
September 26, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of:
Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)
Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)
Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)
Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)
Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)
(collectively, the “Funds”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the Class R2 prospectus supplement filed with the Securities and Exchange Commission on September 10, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-011709), which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary